Allowance For Credit Losses	6 Months Ended
Jun. 30, 2011
Allowance For Credit Losses [Abstract]
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES
For detailed discussion of the allowance for credit losses and the related accounting policies, see Note 15 on pages 239–243 of JPMorgan Chase’s 2010 Annual Report.
Allowance for credit losses and loans and lending-related commitments by impairment methodology
The table below summarizes information about the allowance for loan losses and the loans by impairment methodology.

	2011					2010
Six months ended June 30, (in millions)	Wholesale	Consumer, excluding credit card		Credit card	Total	Wholesale	Consumer, excluding credit card		Credit card	Total
Allowance for loan losses
Beginning balance at January 1,	$4,761	$16,471		$11,034	$32,266	$7,145	$14,785		$9,672	$31,602
Cumulative effect of change in accounting principles(a)	—	—		—	—	14	127		7,353	7,494
Gross charge-offs	387	2,817		4,762	7,966	1,278	4,429		8,945	14,652
Gross recoveries	(142)	(275)		(726)	(1,143)	(88)	(228)		(712)	(1,028)
Net charge-offs	245	2,542		4,036	6,823	1,190	4,201		8,233	13,624
Provision for loan losses	(414)	2,446		1,036	3,068	(812)	5,450		5,733	10,371
Other	(11)	12		8	9	(9)	3		(1)	(7)
Ending balance at June 30,	$4,091	$16,387		$8,042	$28,520	$5,148	$16,164		$14,524	$35,836
Allowance for loan losses by impairment methodology
Asset-specific(b)(c)(d)	$749	$1,049		$3,451	$5,249	$1,324	$1,091		$4,846	$7,261
Formula-based(d)	3,342	10,397		4,591	18,330	3,824	12,262		9,678	25,764
PCI	—	4,941		—	4,941	—	2,811		—	2,811
Total allowance for loan losses	$4,091	$16,387		$8,042	$28,520	$5,148	$16,164		$14,524	$35,836
Loans by impairment methodology
Asset-specific	$3,380	$7,858		$8,484	$19,722	$5,661	$5,428		$10,887	$21,976
Formula-based	240,790	238,317		117,039	596,146	207,232	256,900		132,107	596,239
PCI	54	68,994		—	69,048	94	76,901		—	76,995
Total retained loans	$244,224	$315,169		$125,523	$684,916	$212,987	$339,229		$142,994	$695,210

Impaired collateral-dependent loans
Net charge-offs(e)	$59	$53		$—	$112	$297	$227		$—	$524
Loans measured at fair value of collateral less cost to sell(e)	1,144	863	(f)	—	2,007	2,064	801	(f)	—	2,865

(a)
Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result, $7.4 billion, $14 million and $127 million, respectively, of allowance for loan losses were recorded on-balance sheet with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of JPMorgan Chase’s 2010 Annual Report.

(b)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a troubled debt restructuring.

(c)
At June 30, 2011 and 2010, the asset-specific consumer excluding credit card allowance for loan losses included troubled debt restructuring reserves of $962 million and $946 million, respectively. The asset-specific credit card allowance for loan losses is related to loans modified in TDRs.

(d)
At June 30, 2011 and 2010, the Firm’s allowance for loan losses on all impaired credit card loans was reclassified to the asset-specific allowance. This reclassification has no incremental impact on the Firm’s allowance for loan losses. Prior periods have been revised to reflect the current presentation.

(e)	Prior periods have been revised to conform with the current presentation.

(f)
Includes collateral-dependent residential mortgage loans that are charged off to the fair value of the underlying collateral less cost to sell. These loans are considered collateral-dependent under regulatory guidance because they involve modifications where an interest-only period is provided or a significant portion of principal is deferred.

The table below summarizes information about the allowance for lending-related commitments and lending-related commitments by impairment methodology.

	2011				2010
Six months ended June 30, (in millions)	Wholesale	Consumer, excluding credit card	Credit Card	Total	Wholesale	Consumer, excluding credit card	Credit Card	Total
Allowance for lending-related commitments
Beginning balance at January 1,	$711	$6	$—	$717	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	—	—	—	—	(18)	—	—	(18)
Provision for lending-related commitments	(89)	—	—	(89)	4	(2)	—	2
Other	(2)	—	—	(2)	(11)	—	—	(11)
Ending balance at June 30,	$620	$6	$—	$626	$902	$10	$—	$912
Allowance for lending-related commitments by impairment methodology
Asset-specific	$144	$—	$—	$144	$248	$—	$—	$248
Formula-based	476	6	—	482	654	10	—	664
Total allowance for lending-related commitments	$620	$6	$—	$626	$902	$10	$—	$912
Lending-related commitments by impairment methodology
Asset-specific	$793	$—	$—	$793	$1,195	$—	$—	$1,195
Formula-based	364,896	64,649	535,625	965,170	323,357	69,499	550,442	943,298
Total lending-related commitments	$365,689	$64,649	$535,625	$965,963	$324,552	$69,499	$550,442	$944,493

(a)
Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its administered multi-seller conduits. As a result, related assets are now primarily recorded in loans and other assets on the Consolidated Balance Sheets.